Mergers and Acquisitions (Pro Forma Statement of Operations Information) (Details) - Starz $ / shares in Units, $ in Millions	12 Months Ended
Mar. 31, 2017 USD ($) $ / shares
Business Acquisition [Line Items]
Revenues | $	$ 4,323.7
Net income attributable to Lions Gate Entertainment Corp. shareholders | $	$ 148.4
Basic Net Income Per Common Share attributable to Lions Gate Entertainment Corp. shareholders (in usd per share) | $ / shares	$ 0.74
Diluted Net Income Per Common Share attributable to Lions Gate Entertainment Corp. shareholders (in usd per share) | $ / shares	$ 0.71